INCENTIVE PAYABLES TO MEMBERS	12 Months Ended
Dec. 31, 2025
Incentive Payables To Members
INCENTIVE PAYABLES TO MEMBERS

14. INCENTIVE PAYABLES TO MEMBERS

	As of December 31,
	2024	2025
	RMB	RMB

Incentive payables to members	66,039	50,635

Incentive payable to members represents unpaid balances of discounts granted to members for their self-purchase and referral incentives earned by the members for their referral efforts and is transferred to the members’ individual Yunji App accounts. These unpaid balances are maintained collectively in the members’ Yunji App accounts and can be withdraw as cash upon the members’ requests.